Share-Based Compensation	12 Months Ended
Dec. 31, 2024
SHARE-BASED COMPENSATION [Abstract]
Share-Based Compensation
14.	SHARE-BASED COMPENSATION
With effect on January 1, 202
5
, the maximum number of shares which may be issued pursuant to all awards under its 2009 share incentive plan (the “Plan”) increased to 228,561,966 Class A ordinary shares. The Company amended the Plan in April 2022 to automatically increase on January 1 of each of 2023, 2024, 2025 and 2026 by 3% of the total number of ordinary shares of all classes of the Company outstanding on that day immediately before the increase. Under the Plan, the Company may grant options, restricted share award (“RSA”), restricted share unit (“RSU”) or share appreciation right (“SAR”) to its officers, employees, directors and other eligible persons (collectively known as “Eligible Persons”). The Plan is administered by an authorized administrator appointed by the Board of Directors of the Company set forth in the Plan (the “Plan Administrator”).
All options granted have a contractual term of ten years. The options vest according to the stated vesting period in the grantee’s option agreement.
Prior to 2024, the
RSUs and SARs generally vest 25% on the first anniversary year from the stated vesting commencement date and the remaining 75% will vest in 12 substantially equal quarterly instalments.

RSUs and SARs granted during the year ended December 31, 2024, generally vest in 16 substantially equal quarterly instalments.
On April 17, 2022, 4,000,000 existing options were cancelled and 4,000,000 new options were granted concurrently to the same grantee with an exercise price of US$120 per share on the same date. The new options will vest every three months over a period of five years commencing April 30, 2022 and will expire 10 years after the grant date. This is accounted for as a modification and resulted in an incremental share-based compensation cost of US$99,198, which shall be recogni
z
ed over the new vesting period of the new options of five years commencing April 30, 2022.

(a)	Option granted to Eligible Persons
The following table summarizes the Company’s share option activity under the Plan:

	$		$	$	$
	Number of options		Weighted average exercise price	Weighted average remaining contractual term	Aggregate intrinsic value
			$	Years	$

Outstanding, January 1, 2022		46,222,613	37.70
Granted		30,000,000	120.00
Cancelled or forfeited		(4,012,516)	279.17
Exercised		(3,676,911)	13.82

Outstanding, December 31, 2022		68,533,186	60.87	7.30	1,433,420

Vested and expected to vest at December 31, 2022		68,533,186	60.87

Exercisable as of December 31, 2022		36,880,548	22.99	5.97	1,274,793

Outstanding, January 1, 2023		68,533,186
Granted		1,925,000	60.00
Cancelled or forfeited		(9,292,295)	104.02
Exercised		(1,336,980)	7.19

Outstanding, December 31, 2023		59,828,911	55.34	6.18	944,611

Vested and expected to vest at December 31, 2023		59,828,911	55.34

Exercisable as of December 31, 2023		42,877,386	35.29	5.51	887,174

Outstanding, January 1, 2024		59,828,911
Cancelled		(6,600,000)	120.00
Exercised		(10,148,635)	14.40

Outstanding, December 31, 2024		43,080,276	55.08	5.24	2,426,627

Vested and expected to vest at December 31, 2024		43,080,276	55.08

Exercisable as of December 31, 2024		36,830,100	47.63	5.00	2,312,733

The aggregate intrinsic value is calculated to be the difference between the exercise price of the underlying awards and the fair value of the underlying stock at each reporting date, for those awards that have an exercise price below the estimated fair value of the Company’s ordinary shares.

The Company calculated the estimated fair value of the options on the respective grant dates using the Black-Scholes Option Pricing Model with the following assumptions:

	Granted in 2022	Granted in 2023

Risk-free interest rates	2.79% – 2.84%	3.60% – 4.10%
Expected term	5.1 – 7.5 years	6.5 – 7 years
Expected volatility	48.7% – 55.9%	60.2% – 62.0%
Expected dividend yield	–	–
The risk-free interest rate for periods within the contractual life of the option is based on the US Treasury Yields at the time of grant. The Company has used the simplified method to determine the expected term due to insufficient relevant historical exercise data to provide a reasonable basis to estimate expected term. The Company estimated expected volatility primarily based on the weighted-average historical share price volatility of the Company’s ADS. The Company’s management is ultimately responsible for the determination of the estimated fair value of its ordinary shares.
The weighted-average grant-date fair value of share options granted during the years of December 31, 2022 and 2023 were $57.74 and $40.62, respectively. The total fair value of share options vested during the years ended December 31, 2022, 2023 and 2024 was $389,734, $325,183 and $181,293, respectively. The aggregate intrinsic value of options exercised during the years ended December 31, 2022, 2023 and 2024 was $143,176, $72,072 and $401,405, respectively.
As of December 31, 2024, there were $287,856 total unrecognized share-based compensation cost related to unvested options which is expected to be recognized over a weighted-average period of 2.29 years. Total unrecognized compensation cost may be adjusted for future changes in actual forfeitures.

(b)	RSAs/RSUs granted to Eligible Persons
The following table summarizes the Company’s RSAs/RSUs activity under the Plan:

	$		$	$	$
	Number of RSAs/RSUs		Weighted average grant date fair value	Weighted average remaining contractual life	Aggregate intrinsic value
			$	Years	$

Unvested, January 1, 2022		8,129,220	137.76	8.47	1,818,588
Granted		7,320,443	99.25
Vested		(3,864,257)	110.34
Forfeited		(1,933,175)	133.12

Unvested, December 31, 2022 and January 1, 2023		9,652,231	120.48	8.81	502,206
Granted		7,119,505	63.46
Vested		(4,130,583)	109.11
Forfeited		(1,786,921)	116.01

Unvested, December 31, 2023 and January 1 , 2024		10,854,232	90.02	8.86	439,596
Granted		10,718,971	48.32
Vested		(6,099,527)	93.83
Forfeited		(1,688,983)	73.93

Unvested, December 31, 2024		13,784,693	82.18	8.74	1,462,556

Share-based compensation cost for RSAs and RSUs is measured based on the fair value of the Company’s ordinary shares on the date of grant.
The weighted-average grant-date fair value of RSAs and RSUs granted during the years ended December 31, 2022, 2023 and 2024 was $99.25, $63.46 and $48.32, respectively. The total fair value of RSAs and RSUs vested during the years ended December 31, 2022, 2023 and 2024 was $426,398, $450,703 and $572,330, respectively.
As of December 31, 2024, there was $1,132,807 of unrecognized share-based compensation cost related to RSAs and RSUs which is expected to be recognized over a weighted-average vesting period of 2.39 years. Total unrecognized compensation may be adjusted for future changes in actual forfeitures.

(c)	SARs granted to Eligible Persons
During the years ended December 31, 2023 and 2024, the Company granted 64,295 and 91,038 SARs, respectively, to the Eligible Persons. Fair value of the SARs is measured based on the fair value of the Company’s ordinary shares at the end of each reporting period.

Total compensation expense relating to share options, RSAs, RSUs and SARs granted to employees after deducting forfeitures recognized for the years ended December 31, 2022, 2023 and 2024 is as follows:

	$	$	$
	Year ended December 31,
	2022	2023	2024
	$	$	$

Share options:

General and administrative expenses	313,917	253,408	155,051
Research and development expenses	254	44	–

	314,171	253,452	155,051

Cash received for the exercise in the respective years	50,211	10,643	146,081

RSAs/ RSUs:
Cost of revenue	11,104	12,727	10,795
Sales and marketing expenses	36,812	35,988	32,257
General and administrative expenses	67,388	99,048	231,610
Research and development expenses	283,747	282,381	274,624

	399,051	430,144	549,286

SARs:
Cost of revenue	(1,928)	383	2,235
Sales and marketing expenses	(1,762)	710	4,125
General and administrative expenses	(2,993)	200	4,197
Research and development expenses	(643)	141	945

	(7,326)	1,434	11,502